Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Carryforward losses	$ 59,269	$ 45,753
Research and development expenses	5,511	4,249
Operating lease liabilities	416	505
Reserves and allowances	420	187
Deferred tax assets before valuation allowance	65,616	50,694
Valuation allowance	(65,230)	(50,166)
Total deferred tax assets	386	528
Deferred tax liabilities:
Operating lease ROU assets	(386)	(528)
Total deferred tax liabilities	(386)	(528)
Net deferred tax assets, net